Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Common stock subject to possible redemption shares	4,328,690	28,344,013	28,916,141
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	30,000,000	30,000,000	30,000,000
Common stock, shares outstanding	1,794,009	961,167	1,083,859
Class F Common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,500,000	7,500,000	7,500,000
Common stock, shares outstanding	7,500,000	7,500,000	7,500,000